Financial risk management - Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Risk management
Financial assets	€ 13,035	€ 16,493
Credit risk
Risk management
Financial instruments with call period less than three months	472	701
Restricted investments	€ 158	€ 142
Credit risk | Minimum
Risk management
Contractual period of financial instruments	3 months	3 months
Credit risk | Maximum
Risk management
Call period of financial instruments	3 months	3 months
Cash | Credit risk
Risk management
Financial assets	€ 3,143	€ 3,497
Cash | Banks | Aa1-Aa3 | Credit risk
Risk management
Financial assets	1,210	1,224
Cash | Banks | A1-A3 | Credit risk
Risk management
Financial assets	1,609	1,628
Cash | Banks | Baa1-Baa3 | Credit risk
Risk management
Financial assets	58	483
Cash | Banks | Ba1-Ba3 | Credit risk
Risk management
Financial assets	57	25
Cash | Banks | B1-B3 | Credit risk
Risk management
Financial assets	25
Cash | Banks | Caa1-Caa3 | Credit risk
Risk management
Financial assets	12
Cash | Banks | Non-rated | Credit risk
Risk management
Financial assets	172	126
Cash | Governments | A1-A3 | Credit risk
Risk management
Financial assets		11
Trading securities | Credit risk
Risk management
Financial assets	6,873	8,280
Trading securities | Credit risk | Due within 3 months
Risk management
Financial assets	2,878	3,376
Trading securities | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	505	618
Trading securities | Credit risk | 1 to 3 years
Risk management
Financial assets	140	553
Trading securities | Credit risk | Due between 3 and 5 years
Risk management
Financial assets	207	191
Trading securities | Credit risk | More than 5 years
Risk management
Financial assets		45
Trading securities | Banks | Aaa | Credit risk
Risk management
Financial assets	317	607
Trading securities | Banks | Aaa | Credit risk | Due within 3 months
Risk management
Financial assets	317	607
Trading securities | Banks | Aa1-Aa3 | Credit risk
Risk management
Financial assets	1,442	1,765
Trading securities | Banks | Aa1-Aa3 | Credit risk | Due within 3 months
Risk management
Financial assets	209	398
Trading securities | Banks | Aa1-Aa3 | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	3	74
Trading securities | Banks | Aa1-Aa3 | Credit risk | 1 to 3 years
Risk management
Financial assets	20	69
Trading securities | Banks | A1-A3 | Credit risk
Risk management
Financial assets	4,239	4,159
Trading securities | Banks | A1-A3 | Credit risk | Due within 3 months
Risk management
Financial assets	1,851	1,808
Trading securities | Banks | A1-A3 | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	452	247
Trading securities | Banks | A1-A3 | Credit risk | 1 to 3 years
Risk management
Financial assets	120	240
Trading securities | Banks | A1-A3 | Credit risk | Due between 3 and 5 years
Risk management
Financial assets	207	191
Trading securities | Banks | A1-A3 | Credit risk | More than 5 years
Risk management
Financial assets		45
Trading securities | Banks | Baa1-Baa3 | Credit risk
Risk management
Financial assets	333	1,295
Trading securities | Banks | Baa1-Baa3 | Credit risk | Due within 3 months
Risk management
Financial assets	228	455
Trading securities | Banks | Baa1-Baa3 | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	47	232
Trading securities | Banks | Baa1-Baa3 | Credit risk | 1 to 3 years
Risk management
Financial assets		125
Trading securities | Banks | Ba1-Ba3 | Credit risk
Risk management
Financial assets	57	62
Trading securities | Banks | Ba1-Ba3 | Credit risk | Due within 3 months
Risk management
Financial assets		35
Trading securities | Banks | Ba1-Ba3 | Credit risk | 1 to 3 years
Risk management
Financial assets		2
Trading securities | Banks | B1-B3 | Credit risk
Risk management
Financial assets	43
Trading securities | Banks | B1-B3 | Credit risk | Due within 3 months
Risk management
Financial assets	18
Trading securities | Banks | Caa1-Caa3 | Credit risk
Risk management
Financial assets	12
Trading securities | Banks | Non-rated | Credit risk
Risk management
Financial assets	185	164
Trading securities | Banks | Non-rated | Credit risk | Due within 3 months
Risk management
Financial assets	10	38
Trading securities | Banks | Non-rated | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	3
Trading securities | Governments | A1-A3 | Credit risk
Risk management
Financial assets		14
Trading securities | Governments | A1-A3 | Credit risk | Due within 3 months
Risk management
Financial assets		1
Trading securities | Governments | A1-A3 | Credit risk | Due between 3 and 12 months
Risk management
Financial assets		2
Trading securities | Other | Aa1-Aa3 | Credit risk
Risk management
Financial assets		73
Trading securities | Other | Aa1-Aa3 | Credit risk | Due within 3 months
Risk management
Financial assets		24
Trading securities | Other | Aa1-Aa3 | Credit risk | Due between 3 and 12 months
Risk management
Financial assets		10
Trading securities | Other | Aa1-Aa3 | Credit risk | 1 to 3 years
Risk management
Financial assets		39
Trading securities | Other | A1-A3 | Credit risk
Risk management
Financial assets	245	141
Trading securities | Other | A1-A3 | Credit risk | Due within 3 months
Risk management
Financial assets	€ 245	10
Trading securities | Other | A1-A3 | Credit risk | Due between 3 and 12 months
Risk management
Financial assets		53
Trading securities | Other | A1-A3 | Credit risk | 1 to 3 years
Risk management
Financial assets		€ 78